Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstarct]
Schedule of Treasury Share Reserve Activity

The following table presents a summary of the Company’s treasury share reserve activity for the year ended December 31, 2025.

Treasury Shares
Balance as of December 31, 2024	4,224,356
Issuance of vested restricted stock awards	(3,687,209)
Shares purchased	1,424,804
Shares sold	(1,424,804)
Shares received from Webull Pay Merger	567,812
Reserve issuance	19,526
Balance as of December 31, 2025	1,124,485